CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - USD ($)	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Subscription receivable [Member]	Accumulated deficit [Member]	Accumulated other comprehensive loss [Member]	Total JMU Limited shareholders' deficit [Member]	Noncontrolling interest [Member]
Beginning Balance at Dec. 31, 2014	$ (233,776,154)	$ 3,039	$ 0	$ 0	$ (233,140,944)	$ (681,493)	$ (233,819,398)	$ 43,244
Beginning Balance (in shares) at Dec. 31, 2014		303,886,640
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares upon initial public offering (“IPO”)	37,294,600	$ 760	37,293,840	0	0	0	37,294,600	0
Issuance of ordinary shares upon initial public offering (“IPO”), shares		75,960,000
Ordinary shares converted to ADS shares for future exercise of share options (Note 16)	0	$ 0	0	0	0	0	0	0
Ordinary shares converted to ADS shares for future exercise of share options (Note 16), shares		31,496,832
Share options exercised (Note 16)	105,908	$ 69	105,839	0	0	0	105,908	0
Share options exercised (Note 16), shares		6,866,280
Conversion of Mr. Maodong Xu (“Mr. Xu”)'s indebtness into ordinary shares (Note 16)	69,353,223	$ 1,248	69,351,975	0	0	0	69,353,223	0
Conversion of Mr. Maodong Xu (“Mr. Xu”)'s indebtness into ordinary shares (Note 16), shares		124,835,802
Conversion of Series A-1, Series A-2 and Series B convertible redeemable preferred shares into ordinary shares (Note 17)	127,019,279	$ 1,647	127,017,632	0	0	0	127,019,279	0
Conversion of Series A-1, Series A-2 and Series B convertible redeemable preferred shares into ordinary shares (Note 17), shares		164,740,336
Issuance of shares as a consideration for acquisition of JMU	376,964,937	$ 7,414	376,957,523	0	0	0	376,964,937	0
Issuance of shares as a consideration for acquisition of JMU, shares		741,422,780
Issuance of ordinary shares to Mr. Xu (Note 16)	15,000,000	$ 270	14,999,730	0	0	0	15,000,000	0
Issuance of ordinary shares to Mr. Xu (Note 16), shares		27,000,000
Share-based compensation (Note 19)	7,176,600	$ 0	7,176,600	0	0	0	7,176,600	0
Purchase the noncontrolling interests of subsidiaries	(111,250)	0	(68,006)	0	0	0	(68,006)	(43,244)
Accretion for Series A-1, Series A-2 and Series B convertible redeemable preferred shares (Note 17)	(2,365,351)	0	(2,365,351)	0	0	0	(2,365,351)	0
Net loss	(93,570,188)	0	0	0	(93,570,188)	0	(93,570,188)	0
Other comprehensive income (loss)	1,589,686	0	0	0	0	1,589,686	1,589,686	0
Ending Balance at Dec. 31, 2015	304,681,290	$ 14,447	630,469,782	0	(326,711,132)	908,193	304,681,290	0
Ending Balance (in shares) at Dec. 31, 2015		1,476,208,670
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share options exercised (Note 16)	49,995	$ 23	49,972	0	0	0	49,995	0
Share options exercised (Note 16), shares		2,294,208
Restricted share units vested (Note 16)	0	$ 286	(286)	0	0	0	0	0
Restricted share units vested (Note 16) (Shares)		28,639,900
Share-based compensation (Note 19)	1,097,543	$ 0	1,097,543	0	0	0	1,097,543	0
Obligation to issue ordinary shares (Note 3)	1,377,503	0	1,377,503	0	0	0	1,377,503	0
Net loss	(25,293,145)	0	0	0	(25,293,145)	0	(25,293,145)	0
Other comprehensive income (loss)	(33,515,974)	0	0	0	0	(33,515,974)	(33,515,974)	0
Settlement of share options exercised with shares held by depository bank (Note 16)	0	$ 0	0	0	0	0	0	0
Settlement of share options exercised with shares held by depository bank (Note 16), shares		(30,934,108)
Ending Balance at Dec. 31, 2016	$ 248,397,212	$ 14,756	632,994,514	0	(352,004,277)	(32,607,781)	248,397,212	0
Ending Balance (in shares) at Dec. 31, 2016	1,476,208,670	1,476,208,670
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share options exercised (Note 16)	$ 8,552	$ 10	8,542	0	0	0	8,552	0
Share options exercised (Note 16), shares		1,042,002
Share-based compensation (Note 19)	1,067,786	$ 0	1,067,786	0	0	0	1,067,786	0
Net loss	(161,898,979)	0	0	0	(161,898,979)	0	(161,898,979)	0
Other comprehensive income (loss)	15,975,288	0	0	0	0	15,975,288	15,975,288	0
Settlement of share options exercised with shares held by depository bank (Note 16)	0	$ 0	0	0	0	0	0	0
Settlement of share options exercised with shares held by depository bank (Note 16), shares		(1,042,002)
Ending Balance at Dec. 31, 2017	$ 103,549,859	$ 14,766	$ 634,070,842	$ 0	$ (513,903,256)	$ (16,632,493)	$ 103,549,859	$ 0
Ending Balance (in shares) at Dec. 31, 2017	1,476,208,670	1,476,208,670